CAPITAL STOCK (Details Narrative)				1 Months Ended	6 Months Ended
	Jul. 24, 2023 CAD ($) $ / shares shares	May 15, 2023 CAD ($) $ / shares shares	Jan. 15, 2021 CAD ($) shares	Jan. 31, 2024 shares $ / shares	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2023 CAD ($) shares	Dec. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Gross proceeds | $					$ 0	$ 150,000
Weighted average remaining contractual life					2 years 6 months 29 days
Outstanding shares					1,750,000	0
Share-based payment recognized as employee benefits | $					$ 58,661	$ 0
Share-based payment recognized as consulting fees | $					$ 0	$ 0
Directors Officers And Consultants [Member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life				3 years
Granted shares				1,750,000
Exercise price | $ / shares				$ 0.10
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life					3 years 10 months 2 days	4 years 6 months 3 days
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares issued					0
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued					13,745,947
Shares outstanding					13,745,947
Shares issuances during period					0
Ordinary shares [member] | Non Brokered Private Placement Financing [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $	$ 50,000	$ 150,000	$ 20,000
Flow-through units	2,000,000	6,000,000	80,000
Flow-through units, per unit | $ / shares	$ 0.025
Additional common share, description	Each unit consists of one flow-through common share in the capital of the Company and non-flow-through share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.05 per common share for a period of 5 years.	Each unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.05 per common share for a period of 5 years.	Each flow-through unit consists of one flow-through common share of the Company and one non-flow-through share purchase warrant to acquire one non-flow-through common share of the Company at a price of $0.50 for a period of two years.
Warrants | $	$ 0	$ 0
Flow-through units, per unit | $ / shares		$ 0.025
Subscribed flow-through units		5,600,000
Accounts payable to shareholders | $					$ 10,000		$ 10,000